Leases - Schedule of Finance Lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Finance lease
Computer equipment	¥ 118,997	$ 16,303	¥ 118,997
Accumulated depreciation	(84,088)	(11,520)	(69,040)
Computer equipment, net	34,909	4,783	49,957
Finance lease liabilities, current portion	¥ 0	$ 0	¥ 18,586
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities	Other liabilities
Finance lease liabilities	¥ 0	$ 0	¥ 0
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities	Other non-current liabilities	Other non-current liabilities
Total finance lease liabilities	¥ 0	$ 0	¥ 18,586